Share-based payments charge - Equity instruments other than options granted (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Options granted (in shares)	1,052,236
Ending balance (in shares)	1,052,236
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)	705,841
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)	346,395